Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	001-41315
Entity Registrant Name	John Marshall Bancorp, Inc.
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	81-5424879
Entity Address State Or Province	VA
Entity Address, Address Line One	1943 Isaac Newton Square East
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Reston
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	584-0840
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	JMSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001710482
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false